Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Stockholders' Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
As of December 31, 2015, approximately 13.9 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, stock options and warrants, as follows:

Class A and B convertible preferred stock converted to common stock	2,473,303
Exercise of stock options	4,002,899
Exercise of warrants	7,444,736
Total shares of common stock reserved for future issuances	13,920,938

As of March 31, 2015, approximately 8.8 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, preferred stock, stock options and warrants, as follows:

Class A and B convertible preferred stock converted to common stock	1,541,148
Exercise of stock options	1,793,745
Exercise of warrants	5,475,806
Total shares of common stock reserved for future issuances	8,810,699